UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

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FORM N-PX
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ANNUAL REPORT OF PROXY VOTING RECORD OF
REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number:  811-06400

The Advisors’ Inner Circle Fund
(Exact name of registrant as specified in charter)

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101 Federal Street
Boston, Massachusetts 02110
 (Address of principal executive offices)

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Michael Beattie, President
The Advisors’ Inner Circle Fund
c/o SEI Investments
One Freedom Valley Drive
Oaks, PA 19456
(Name and address of agent for service)

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Registrant’s telephone number, including area code: 1-877-446-3863
Date of Fiscal Year End: October 31
Date of Reporting Period: July 1, 2018 to June 30, 2019

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Item 1. Proxy Voting Record.

Attached are the proxy voting records for:

McKee International Equity Portfolio
A series of The Advisors’ Inner Circle Fund

McKee International Equity Portfolio
Proposal	Proposed by	Mgt. Position	Registrant Voted

EQUINOR ASA

Security ID: 29446M102 Ticker: EQNR

Meeting Date: 15-May-19 Meeting Type: Annual

3	Election of chair for the meeting	Management	For	Did Not Vote
4	Approval of the notice and the agenda	Management	For	Did Not Vote
5	Election of two persons to co-sign the minutes together with the chair of the meeting	Management	For	Did Not Vote
6	Approval of the annual report and accounts for Equinor ASA and the Equinor group for 2018, including the board of directors' proposal for distribution of fourth quarter 2018 dividend	Management	For	Did Not Vote
7	Authorisation to distribute dividend based on approved annual accounts for 2018	Management	For	Did Not Vote
8	Proposal from shareholders to refrain from oil and gas exploration and production activities in certain areas	Shareholder	Against	Did Not Vote
9	Proposal from shareholder regarding setting medium and long- term quantitative targets that include Scope 1, 2 and 3 greenhouse gas emissions	Shareholder	Against	Did Not Vote
10	Proposal from shareholder regarding new direction for the company including phasing out of all exploration activities within two years	Shareholder	Against	Did Not Vote
11	The board of directors' report on Corporate Governance	Management	For	Did Not Vote
12a	Advisory vote related to the board of directors' guidelines on stipulation of salary and other remuneration for executive management	Management	For	Did Not Vote
12b	Approval of the board of directors' guidelines on remuneration linked to the development of the company's share price	Management	For	Did Not Vote
13	Approval of remuneration for the company's external auditor for 2018	Management	For	Did Not Vote
14	Election of external auditor, Ernst & Young AS	Management	For	Did Not Vote
15	Determination of remuneration for the corporate assembly members	Management	For	Did Not Vote
16	Determination of remuneration for the nomination committee members	Management	For	Did Not Vote
17	Authorisation to acquire Equinor ASA shares in the market to continue operation of the share savings plan for employees	Management	For	Did Not Vote
18	Authorisation to acquire Equinor ASA shares in the market for subsequent annulment	Management	For	Did Not Vote
19	Proposal from a shareholder to stop CO2 capture and storage	Shareholder	Against	Did Not Vote

McKee International Equity Portfolio
Proposal	Proposed by	Mgt. Position	Registrant Voted

TAIWAN SEMICONDUCTOR MFG. CO. LTD.

Security ID: 874039100 Ticker: TSM

Meeting Date: 05-Jun-19 Meeting Type: Annual

1)	To accept 2018 Business Report and Financial Statements	Management	For	Voted - For
2)	To approve the proposal for distribution of 2018 earnings	Management	For	Voted - For
3)	To revise the Articles of Incorporation	Management	For	Voted - For
4)	To revise the following TSMC policies: (i) Procedures for Acquisition or Disposal of Assets; (ii) Procedures for Financial Derivatives Transactions	Management	For	Voted - For
5.1	Director: Moshe N. Gavrielov	Management	For	Voted - For

TEVA PHARMACEUTICAL INDUSTRIES LIMITED

Security ID: 881624209 Ticker: TEVA

Meeting Date: 11-Jun-19 Meeting Type: Annual

1a.	Election of Director: Amir Elstein	Management	For	Voted - For
1b.	Election of Director: Roberto A. Mignone	Management	For	Voted - For
1c.	Election of Director: Dr. Perry D. Nisen	Management	For	Voted - For
2.	To Approve, on a Non-Binding Advisory Basis, the Compensation for Teva's Named Executive Officers.	Management	For	Voted - For
3.	To Approve an Amended Compensation Policy with respect to the Terms of Office and Employment of Teva's Executive Officers and Directors.	Management	For	Voted - For
3a.
Regarding proposal 3, please indicate when you vote whether or not you are a "controlling shareholder" of Teva and whether or not you have a personal benefit or other interest in this proposal. IMPORTANT NOTE: if you do not complete this section, or if you indicate that you are a controlling shareholder or that you have a personal benefit or other interest in the proposal, your vote on proposal 3 will not be counted for purposes of the Disinterested Majority. MARK 'FOR' = YES OR 'AGAINST' = NO.
		Management		Voted - Against
4a.	Director Compensation: To Approve the Compensation to be Provided to Teva's Non-Employee Directors.	Management	For	Voted - For
4b.	Director Compensation: To Approve the Compensation to be Provided to Teva's Non-Executive Chairman of the Board.	Management	For	Voted - For
5.	To Appoint Kesselman & Kesselman, a Member of PricewaterhouseCoopers International Ltd., as Teva's Independent Registered Public Accounting Firm until Teva's 2020 Annual Meeting of Shareholders.	Management	For	Voted - For
1a.	Election of Director: Amir Elstein	Management	For	Voted - For
1b.	Election of Director: Roberto A. Mignone	Management	For	Voted - For

McKee International Equity Portfolio
Proposal	Proposed by	Mgt. Position	Registrant Voted

1c.	Election of Director: Dr. Perry D. Nisen	Management	For	Voted - For
2.	To Approve, on a Non-Binding Advisory Basis, the Compensation for Teva's Named Executive Officers.	Management	For	Voted - For
3.	To Approve an Amended Compensation Policy with respect to the Terms of Office and Employment of Teva's Executive Officers and Directors.	Management	For	Voted - For
3a.
Regarding proposal 3, please indicate when you vote whether or not you are a "controlling shareholder" of Teva and whether or not you have a personal benefit or other interest in this proposal IMPORTANT NOTE: if you do not complete this section, or if you indicate that you are a controlling shareholder or that you have a personal benefit or other interest in the proposal, your vote on proposal 3 will not be counted for purposes of the Disinterested Majority. MARK 'FOR' = YES OR 'AGAINST' = NO.
		Management		Voted - Against
4a.	Director Compensation: To Approve the Compensation to be Provided to Teva's Non-Employee Directors.	Management	For	Voted - For
4b.	Director Compensation: To Approve the Compensation to be Provided to Teva's Non-Executive Chairman of the Board.	Management	For	Voted - For
5.	To Appoint Kesselman & Kesselman, a Member of PricewaterhouseCoopers International Ltd., as Teva's Independent Registered Public Accounting Firm until Teva's 2020 Annual Meeting of Shareholders.	Management	For	Voted - For

VODAFONE GROUP PLC

Security ID: 92857W308 Ticker: VOD

Meeting Date: 27-Jul-18 Meeting Type: Annual

1.	To receive the Company's accounts, the strategic report and reports of the Directors and the auditor for the year ended 31 March 2018	Management	For	Voted - For
2.	To elect Michel Demare as a Director	Management	For	Voted - For
3.	To elect Margherita Della Valle as a Director	Management	For	Voted - For
4.	To re-elect Gerard Kleisterlee as a Director	Management	For	Voted - For
5.	To re-elect Vittorio Colao as a Director	Management	For	Voted - For
6.	To re-elect Nick Read as a Director	Management	For	Voted - For
7.	To re-elect Sir Crispin Davis as a Director	Management	For	Voted - For
8.	To re-elect Dame Clara Furse as a Director	Management	For	Voted - For
9.	To re-elect Valerie Gooding as a Director	Management	For	Voted - For
10.	To re-elect Renee James as a Director	Management	For	Voted - For
11.	To re-elect Samuel Jonah as a Director	Management	For	Voted - For
12.	To re-elect Maria Amparo Moraleda Martinez as a Director	Management	For	Voted - For
13.	To re-elect David Nish as a Director	Management	For	Voted - For
14.	To declare a final dividend of 10.23 eurocents per ordinary share for the year ended 31 March 2018	Management	For	Voted - For

McKee International Equity Portfolio
Proposal	Proposed by	Mgt. Position	Registrant Voted

15.	To approve the Annual Report on Remuneration contained in the Remuneration Report of the Board for the year ended 31 March 2018	Management	For	Voted - For
16.	To reappoint PricewaterhouseCoopers LLP as the Company's auditor until the end of the next general meeting at which accounts are laid before the Company	Management	For	Voted - For
17.	To authorise the Audit and Risk Committee to determine the remuneration of the auditor	Management	For	Voted - For
18.	To authorise the Directors to allot shares	Management	For	Voted - For
19.	To authorise the Directors to dis-apply pre-emption rights (Special Resolution)	Management	For	Voted - For
20.	To authorise the Directors to dis-apply pre-emption rights up to a further 5 per cent for the purposes of financing an acquisition or other capital investment (Special Resolution)	Management	For	Voted - For
21.	To authorise the Company to purchase its own shares (Special Resolution)	Management	For	Voted - For
22.	To authorise political donations and expenditure	Management	For	Voted - For
23.	To authorise the Company to call general meetings (other than AGMs) on 14 clear days' notice (Special Resolution)	Management	For	Voted - For
24.	To approve the updated rules of the Vodafone Group 2008 Sharesave Plan	Management	For	Voted - For
25.	To adopt the new articles of association of the Company (Special Resolution)	Management	For	Voted – For

SIGNATURES
Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Advisors’ Inner Circle Fund

By:  /s/ Michael Beattie
Michael Beattie
President
Date: August 29, 2019